Equity Method Investment (Details Narrative) (10-K)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 31, 2016 a
Revenue		$ 7,806,500	$ 6,783,800	$ 26,077,300	$ 17,737,900	$ 30,953,500	$ 5,730,300
Wheaton Way Apartments, LLC [Member]
Area of land | a								8
Revenue	$ 29,500,000						$ 29,500,000
Equity method investment, ownership percentage						15.00%